Inventories (Details) - CAD ($)	Aug. 31, 2021	Aug. 31, 2020
Inventories
Raw materials	$ 1,549,125	$ 422,784
Work-in-process	327,757	17,000
Finished goods	99,202	51,743
Total current inventories	$ 1,976,084	$ 491,527